Short-Term Debt (Summary Of Short-Term Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Abstract]
Securities Sold under Agreements to Repurchase	$ 141,869	$ 134,931	$ 137,798
Advances from Federal Home Loan Banks	13,000	0	0
Customer repurchase agreements, avg outstanding	143,847	133,769	127,616
Federal Home Loan Bank, Advances, Activity for Year, Average Balance of Agreements Outstanding	1,352		63
Customer repurchase agreements, Max. outstanding at any month end	166,507	151,637	150,943
Federal Home Loan Bank, Advances, Activity for Year, Maximum Outstanding at any Month End	$ 13,000	$ 0	$ 0
Customer repurchase agreements, Weighted-averaged interest rate, During the year	0.22%	0.26%	0.25%
Federal Home Loan Bank, Advances, Activity for Year, Average Interest Rate at Period End	0.53%		0.31%
Customer repurchase agreements, Weighted-average interest rate, End of the year	0.20%	0.26%	0.25%
Federal Home Loan Bank, Advances, Activity for Year, Average Interest Rate at Period End	0.51%		0.31%